Organization, Description of Business, Going Concern and Significant Risks and Uncertainties (Details) - USD ($)																										1 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 11, 2025	Jul. 01, 2025	Jun. 16, 2025	Jun. 09, 2025	Jun. 05, 2025	May 08, 2025	Mar. 26, 2025	Mar. 21, 2025	Mar. 18, 2025	Sep. 30, 2024	Sep. 19, 2024	Sep. 10, 2024	Mar. 26, 2024	Mar. 22, 2024	Jan. 31, 2024	Jan. 10, 2024	Dec. 21, 2023	Aug. 28, 2023	Aug. 08, 2023	Apr. 27, 2023	Mar. 22, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021	Oct. 31, 2024	Jan. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2025	Feb. 28, 2025	Feb. 27, 2025	Feb. 21, 2025	Dec. 23, 2024	Dec. 13, 2024	May 31, 2024	May 08, 2024	Feb. 04, 2024
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Working capital deficit																												$ 63,200,000				$ 63,200,000					$ 56,900,000
Net loss																												$ (2,348,000)		$ (2,071,000)		(5,064,000)	$ (4,481,000)				(9,230,000)	$ (10,281,000)
Cash in operating activities																																$ (1,126,000)	(1,008,000)				$ (2,066,000)	$ (4,402,000)
Common stock, par value (in Dollars per share)																												$ 0.0001				$ 0.0001					$ 0.0001	$ 0.0001
Gross proceeds																																$ 50,000,000					$ 50,000,000
Common stock remaining outstanding (in Shares)																												5,604,651				5,604,651					5,604,651	5,604,651
Cash																												$ 44,000				$ 44,000					$ 191,000	$ 142,000
Percentage of excise tax																																					21.00%	21.00%
Convertible note																																					$ 13,300,000
Payments																																3,400,000
Funding operating expenses																												1,003,000		1,001,000		2,427,000	2,340,000				4,600,000	$ 6,115,000
Restricted cash																												1,751				1,751
Convertible note																												2,100,000				2,100,000															$ 0.02
Forecast [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Revenue target																																			$ 11,864,000	$ 99,702,000
Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Net loss
Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Purchase price	$ 9,000,000
Percentage of original issuance discount	10.00%
Convertible note																													$ 800,000											$ 800,000
Subsequent Event [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)	1,938,392
Profusa Asia Pacific Pte. Ltd [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Stockholders redeeme																		$ 1,000	$ 1,000
Stockholders redeemed shares (in Shares)																		1,000	1,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Ownership percentage	100.00%
PIPE Convertible Note [Member] | Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Principal amount	$ 10,000,000
NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Working capital deficit																												15,492,554				15,492,554					12,254,024
Net loss																												$ (8,196,876)	(1,119,910)	(397,487)	$ (820,277)	(9,316,786)	(1,217,764)				(8,711,619)	1,161,910
Cash in operating activities																																$ (501,614)	(675,731)				$ (1,296,812)	$ (2,064,860)
Common stock, par value (in Dollars per share)																												$ 0.0001				$ 0.0001					$ 0.0001
Sold at a price per Unit (in Dollars per share)																$ 2.22																													$ 2.22
Gross proceeds																																$ 500,000
Transaction costs																												$ 7,959,726				7,959,726					$ 7,959,726
Underwriting discount amount																												$ 3,450,000				3,450,000					3,450,000
Represent shares																																3,570,576					3,570,576
Representative warrants cost																																259,527					259,527
Other offering costs																																$ 679,623					$ 679,623
Percentage of aggregate fair market value of assets																																					80.00%
Ownership interest to be acquired on post-transaction company																																					50.00%
Maturity days																								185 days
Public share percentage														100.00%										100.00%
Interest expenses								$ 100,000																													$ 100,000
Common stock redeemed (in Shares)																																		50,556
Trust account to redeeming stockholders															$ 1,565,078											$ 595,439	$ 1,565,078
Convertible working capital																$ 1,500,000
Principal amount																1,500,000																													$ 2,500,000
Common stock remaining outstanding (in Shares)																												5,193,750				5,193,750					5,193,750	5,193,750
Contribution amount								$ 30,000			$ 34,376																					$ 36,904					$ 36,904
Deposit												$ 110,714																$ 29,171				$ 29,171							$ 19,376				$ 34,376	$ 68,752	$ 36,904	$ 36,904
Lost interest												1,400
Common stock remaining outstanding after the redemption (in Shares)											687,519																	101,777				101,777					687,519	833,469
Aggregate redemption amount																																					$ 768,980	$ 2,137,638
Net tangible assets																																$ 5,000,001					5,000,001
Cash																														6,496			6,496				16,204
Capital contribution																																25,000					25,000
Unsecured promissory note																																204,841					204,841
Warrants price per share (in Dollars per share)																				$ 1
Outstanding principal amount																																1,919,796					$ 1,919,796
Percentage of excise tax																																					21.00%	21.00%
Percentage of fair market value																						1.00%
Redemption amount		$ 661,012
Stockholders’ deficit of excise tax payable																												1,952,662				1,952,662					$ 1,880,944
Excise tax liability																																$ 71,718					$ 16,838
Shares redeemed percentage																																1.00%					1.00%
Percentage of estimated interest																																					7.00%
Percentage of underpayment penalty																																0.50%					5.00%
Percentage of unpaid total liability																																25.00%					25.00%
Accrued excise tax																												1,952,662				$ 1,952,662					$ 1,880,944	$ 1,864,106
Cash																																					16,204
Redeem public shares (in Shares)					52,784
Percentage of public shares					32.40%
Redemption of public shares. (in Shares)					5,295,527
Property Management Fee Revenue																$ 2,500,000
Trust account balance						$ 1,250,000
Public shares exercised (in Shares)				52,784
Shares of common stock (in Shares)				5,295,527
Percentage of supermajority least		65.00%
Percentage of redeeming public shareholders.								100.00%																								100.00%
Tax expenses																																										$ 23,200
Interest from trust account																																$ 1,484,219
Franchise and income taxes																																1,453,297
Restricted payment																												30,922				30,922
Funding operating expenses																																29,171
Restricted cash																												1,751				1,751
Cash inflows																												1,300,000				1,300,000
Convertible note																												9,000,000				9,000,000
Marketing fees and vendor payments																																3,400,000
Redeemed shares (in Shares)			52,784
Total redeemed amount			$ 661,012
Interest and penalties																												105,970				$ 105,970
NorthView Acquisition Corp [Member] | Special Meeting [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)									532,958
Common stock remaining outstanding (in Shares)									5,348,311
Contribution amount									$ 30,000
Common stock remaining outstanding after the redemption (in Shares)									154,561
Aggregate redemption amount									$ 6,500,000
NorthView Acquisition Corp [Member] | Redeemable Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								1
NorthView Acquisition Corp [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								1
Warrant exercise price (in Dollars per share)																								$ 11.5
NorthView Acquisition Corp [Member] | June, July and August extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit												$ 112,114
NorthView Acquisition Corp [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																									$ 49,376
NorthView Acquisition Corp [Member] | February Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																									15,000
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Stockholders redeemed shares (in Shares)																								450,000	5,175,000
Net loss
Units issued (in Shares)																								1
Sold at a price per Unit (in Dollars per share)														$ 0.05
Price per share (in Dollars per share)																								$ 10
Common stock redeemed (in Shares)																	140,663																				140,663
Common stock remaining outstanding (in Shares)																												738,075				738,075					738,075
NorthView Acquisition Corp [Member] | Common Stock [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								1
Warrant exercise price (in Dollars per share)																								$ 11.5
NorthView Acquisition Corp [Member] | Parent [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Redemption amount							$ 6,510,830			$ 595,439			$ 1,088,361				$ 1,565,078				$ 184,845,836													$ 595,439
NorthView Acquisition Corp [Member] | Dissolution Expense Waiver [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Interest expenses								$ 100,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)		52,784							532,958
Common stock remaining outstanding (in Shares)									5,348,311
Contribution amount									$ 30,000
Deposit																																							$ 19,376		15,000
Common stock remaining outstanding after the redemption (in Shares)									154,561
Aggregate redemption amount									$ 6,500,000
Percentage of redeem repurchase		100.00%
Tax expenses																																										$ 23,400
NorthView Acquisition Corp [Member] | Subsequent Event [Member] | January Extension [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Deposit																																									$ 49,376
NorthView Acquisition Corp [Member] | IPO [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								18,975,000
Common stock, par value (in Dollars per share)																								$ 0.0001
Sold at a price per Unit (in Dollars per share)																								$ 10
Gross proceeds																								$ 189,750,000
Investment of cash in trust account																								$ 191,647,500
Price per share (in Dollars per share)																								$ 10.1
Operating bank account																							$ 741,228
Common stock redeemed (in Shares)																	140,663																				140,663
Outstanding redemption share (in Shares)																	833,469																				833,469
NorthView Acquisition Corp [Member] | IPO [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																								$ 11.5
Common stock remaining outstanding (in Shares)											5,881,269
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								2,475,000
Warrants issued (in Shares)																												697,500				697,500					697,500
Price per share (in Dollars per share)																								$ 10
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member] | Warrant [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																												$ 11.5				$ 11.5					$ 11.5
NorthView Acquisition Corp [Member] | Rights [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Units issued (in Shares)																								1
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Warrant exercise price (in Dollars per share)																												$ 1				$ 1					$ 1
Warrants issued (in Shares)																												7,347,500				7,347,500					7,347,500
Generating gross proceeds																																$ 7,347,500					$ 7,347,500
NorthView Acquisition Corp [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Outstanding redemption share (in Shares)																	6,027,219																				6,027,219
NorthView Acquisition Corp [Member] | Public Shares [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)											50,556																					95,394					95,394
NorthView Acquisition Corp [Member] | Public Shares [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																												5,931,825				5,931,825					5,931,825
NorthView Acquisition Corp [Member] | Sponsor [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Price per share (in Dollars per share)																												$ 10.1				$ 10.1					$ 10.1
Convertible working capital																				$ 1,200,000
NorthView Acquisition Corp [Member] | PIPE Convertible Note [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Principal amount																																$ 9,000,000
NorthView Trust [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Cash																												$ 1,300,000				1,300,000
Convertible note																												9,000,000				9,000,000
Convertible Working Capital Promissory Note [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Convertible promissory note																												$ 10,288,111				$ 10,288,111					$ 8,908,052
U.S. Federal [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of excise tax																						1.00%
Minimum [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																												1,380,015				1,380,015
Minimum [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of estimated interest																																7.00%
Maximum [Member] | Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock remaining outstanding (in Shares)																												5,604,651				5,604,651
Maximum [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of estimated interest																																9.00%
Redeemable Shares [Member] | NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Common stock redeemed (in Shares)							532,958			50,556			95,394				140,663				18,000,868